Business Combinations - Summarizes the fair value of assets acquired and liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents	$ 3,407
Accounts receivables, net	12,610
Contract assets	2,925
Prepaid expenses	1,917
Other current assets	427
Property and equipment, net	3,034
Intangible assets, net	129,772
Goodwill	185,030	$ 200,624	$ 192,980	$ 182,994
Deferred tax asset	116
Other assets	1,480
Total assets acquired	340,718
Accounts payable	5,643
Accrued expenses	9,672
Deferred revenue	7,669
Other current liabilities	1,625
Long-term debt	202
Deferred tax liability	12,671
Total liabilities assumed	37,482
Consideration transferred	$ 303,236	$ 303,236